Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (2,301,885)	$ (7,918,495)
Adjustments to reconcile net loss to net cash used in operating activities
Gain on conversion of debt	(332,523)
Fair value of options issued in exchange for services	849,791	$ 860,235
Accretion of discount on notes payable	10,447	202,377
Change in fair value of warrant liability	$ (2,700,917)	(5,128,204)
Change in fair value of embedded derivative liability		(800,000)
Fair value of stock in excess of converted notes payable and accrued interest		82,000
Amortization and depreciation	$ 94,123	82,362
Stock and warrants issued in exchange for technology		$ 5,736,089
Amortization of deferred compensation	$ 498,816
Series B Preferred Stock issued for licensing fees	$ 2,000,000
(Increase) decrease in assets
Accounts receivable		$ 3,573
Inventory	$ 68,673	(63,089)
Prepaid expenses	4,770	8,388
Increase (decrease) in liabilities
Accounts payable and accrued expenses	330,057	4,898,080
Deferred revenue	(16,667)	16,667
Net cash used in operating activities	(1,495,315)	$ (2,020,017)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of equipment	(2,432)
Purchase of patents	(100)
Net cash used in investing activities	(2,532)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of notes payable	159,542	$ 798,000
Repayment of notes payable	(50,000)
Proceeds from sale of Series A Convertible Preferred Stock	1,278,501
Proceeds from sale of common stock	50,000
Net cash provided by financing activities	1,438,043	$ 798,000
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(59,804)	(1,222,017)
CASH AND CASH EQUIVALENTS - BEGINNING OF PERIOD	63,956	1,285,973
CASH AND CASH EQUIVALENTS - END OF PERIOD	4,152	$ 63,956
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION: Cash paid during the year for:
Interest	$ 6,646
Income taxes
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES
Fair value of stock issued for conversion of notes payable and accrued interest	$ 1,028,039	$ 506,588
Fair value of warrants issued as debt discount		211,576
Forgiveness of related party debt		$ 25,000
Cashless exercise of warrants	$ 2
Series A Convertible Preferred Stock converted to common stock	633,333
Issuance of Series A Convertible Preferred Stock for deferred compensation	35,000
Issuance of Series A Convertible Preferred Stock for notes payable and accrued interest	136,813
Issuance of Series B Convertible Preferred Stock for accrued expenses	4,500,000
Conversion of warrants into Series B Convertible Preferred Stock	1,867,417
Conversion of warrants to common stock	37,000
Conversion of accounts payable and accrued expenses into common stock	99,447
Common stock issued for deferred compensation	2,416,650
Forgiveness of stockholder compensation	175,285
Patent costs reclassified from prepaid expenses resulting from purchase of patents	176,316
Revaluation of restricted stock units between additional paid in capital and deferred compensation	$ 75,500